Agreements assumed as part of the capital reorganization transaction	12 Months Ended
Jun. 30, 2025
Disclosure of agreements assumed as part of capital reorganization transaction [abstract]
Agreements assumed as part of the capital reorganization transaction

23. Agreements assumed as part of the capital reorganization transaction

On February 28, 2023, Lavoro and TPB Acquisition Corp, consummated a capital reorganization transaction, as such agreements were assumed by Lavoro as part of this transaction.

Warrants

TPB Acquisition Corp. issued 10,083,606 public and private warrants to certain of its shareholders and its maturity is February 28, 2028. Such public and private warrants were assumed by Lavoro as a result of the SPAC Transaction. The outstanding warrants as of June 30, 2025, is 10,083,592 and aggregate fair value of the private and public warrants is 1,953, and the warrants are reported in the consolidated statements of financial position as warrant liabilities under current liabilities. For the year, the Group recognized a gain of R$20,469 related to changes to the fair value of public warrants and private warrants. The fair value of the warrants was calculated based on the listed market price of such warrants.

Vesting founder shares and unvested founder shares

As part of the SPAC Transaction certain TPB Acquisition Corp.’s shareholders were issued a number of Lavoro ordinary shares in exchange of TPB Acquisition Corp.’s Class B Ordinary Share that they held prior to the completion of the SPAC Transaction, of which (i) Two-thirds (3,060,662) of such Lavoro ordinary share were deemed to be vesting founder share, and (ii) one-third (1,503,025) of such Lavoro ordinary share were issued to those shareholders.

Vesting founder shares will be subject to certain vesting conditions. If at any time during the 3 -year period following the close of the SPAC Transaction, for over any 20 trading days within any consecutive 30 trading day period, the closing share price of Lavoro ordinary share is greater than or equal to:

-$12.50, then one-half of the vesting founder shares will vest; and

-$15.00, then an additional one-half of the vesting founder shares will vest.

Lavoro’s ordinary share price targets will be equitably adjusted for stock splits, stock dividends, cash dividends, reorganizations, combinations, recapitalizations and similar transactions affecting Lavoro’s ordinary shares. Any vesting founder shares that will not vest during the 3-year period following the closing of the SPAC Transaction will be forfeited after the 3-year period.

The vesting founder shares are considered equity classified contingent considerations under IFRS 2 and are reported as additional paid-in capital under equity at June 30, 2025.

In order to determine the fair value of the Vesting Founder Shares as of the closing of the SPAC Transaction, a Monte Carlo simulation was used, where the future stock price was modeled such that it follows a geometric Brownian motion with constant drift and volatility, where volatility was based on quoted prices of comparable companies. A volatility rate of 54.4% and a risk-free rate of 4.51% were used in the model. Value per share was $9.53 and $8.53 for the shares vesting at $12.50 and $15.00, respectively. In order to determine the fair value of the Unvested Founder Shares as of the closing of the SPAC Transaction, the shares were discounted using a Finnerty put model, assuming a risk-free rate of 4.88%, volatility rate of 54.4%, and a restricted term of 3 months (the estimated time to complete a registration statement). Value per share was determined to be $10.08.

Forward share purchase agreements

TPB Acquisition Corp. entered into certain Forward Share Purchase Agreements with certain shareholders of TPB Acquisition Corp., in which TPB Acquisition Corp. agreed to purchase, in the aggregate, up to 2,830,750 of TPB Acquisition Corp.’s Class A Ordinary Shares held by those equity holders, either after 24 months after closing of the SPAC Transaction or after meeting certain criteria as defined in the Forward Share Purchase Agreements. Such Forward Share Purchase Agreements were assumed by Lavoro, whereby Lavoro agreed to purchase the same number of Lavoro’s ordinary shares under the same conditions as defined in those Forward Share Purchase Agreements. Lavoro placed a designated balance of funds into an escrow account at the closing of the SPAC Transaction for the purpose acquiring such shares.

On February, 2025, which was the maturity date under the FPAs, the FPA Investors continued to hold all 2,830,750 ordinary shares subject to the agreements and had not disposed of any of such shares. In accordance with the terms of the FPAs, the FPA Investors elected to resell all of their ordinary shares to us. The total purchase price paid to the FPA Investors for these shares was R$ 168,861 million, which was funded with the escrowed funds in the escrow account in accordance with the FPAs.

The settlement of the transaction does not result in a direct cash flow impact, as the related amount has been maintained in restricted cash since the completion of the transaction in 2023, in accordance with the terms of the agreement.